10.31 Fidelity Global Balanced Fund - ATCI PRO-05 | Fidelity® Global Balanced Fund
Fund Summary Fund/Class: Fidelity® Global Balanced Fund/Fidelity Advisor® Global Balanced Fund A, T, C, I
Investment Objective
The fund seeks income and capital growth consistent with reasonable risk.
Fee Table

The following table describes the fees and expenses that may be incurred when you buy and hold shares of the fund.

You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity® funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 28 of the prospectus.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees {- Fidelity® Global Balanced Fund} - 10.31 Fidelity Global Balanced Fund - ATCI PRO-05 - Fidelity® Global Balanced Fund	Fidelity Global Balanced Fund-Class A		Fidelity Global Balanced Fund-Class T		Fidelity Global Balanced Fund-Class C	Fidelity Global Balanced Fund- Class I
Maximum sales charge (load) on purchases (as a % of offering price)	5.75%		3.50%		none	none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	none
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.

Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Fidelity® Global Balanced Fund} - 10.31 Fidelity Global Balanced Fund - ATCI PRO-05 - Fidelity® Global Balanced Fund	Fidelity Global Balanced Fund-Class A	Fidelity Global Balanced Fund-Class T	Fidelity Global Balanced Fund-Class C	Fidelity Global Balanced Fund- Class I
Management fee	0.70%	0.70%	0.70%	0.70%
Distribution and/or Service (12b-1) fees	0.25%	0.50%	1.00%	none
Other expenses	0.35%	0.38%	0.41%	0.31%
Total annual operating expenses	1.30%	1.58%	2.11%	1.01%	[1]
[1]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:

Sell All Shares
Expense Example {- Fidelity® Global Balanced Fund} - 10.31 Fidelity Global Balanced Fund - ATCI PRO-05 - Fidelity® Global Balanced Fund - USD ($)	Fidelity Global Balanced Fund-Class A	Fidelity Global Balanced Fund-Class T	Fidelity Global Balanced Fund-Class C	Fidelity Global Balanced Fund- Class I
1 year	$ 700	$ 505	$ 314	$ 103
3 years	963	831	661	322
5 years	1,247	1,180	1,134	558
10 years	$ 2,053	$ 2,163	$ 2,441	$ 1,236

Hold Shares
Expense Example, No Redemption {- Fidelity® Global Balanced Fund} - 10.31 Fidelity Global Balanced Fund - ATCI PRO-05 - Fidelity® Global Balanced Fund - USD ($)	Fidelity Global Balanced Fund-Class A	Fidelity Global Balanced Fund-Class T	Fidelity Global Balanced Fund-Class C	Fidelity Global Balanced Fund- Class I
1 Year	$ 700	$ 505	$ 214	$ 103
3 Years	963	831	661	322
5 Years	1,247	1,180	1,134	558
10 Years	$ 2,053	$ 2,163	$ 2,441	$ 1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 155% of the average value of its portfolio.

Principal Investment Strategies
  Investing in equity and debt securities, including lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds), issued throughout the world.
  Investing at least 25% of total assets in fixed-income senior securities (including debt securities and preferred stock).
  Allocating investments across different countries and regions.
  Analyzing an issuer using fundamental factors (e.g., financial condition, earnings outlook, and strategy) and evaluating each security's current price relative to estimated long-term value to select investments.
  Investing in Fidelity's central funds (specialized investment vehicles used by Fidelity® funds to invest in particular security types or investment disciplines).

Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
  Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. Foreign exchange rates also can be extremely volatile.
  Prepayment. The ability of an issuer of a debt security to repay principal prior to a security's maturity can cause greater price volatility if interest rates change.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality, also referred to as high yield debt securities or junk bonds) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.

Performance

The returns in the bar chart do not reflect any applicable sales charges; if sales charges were reflected, returns would be lower than those shown.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Class A:	Returns	Quarter ended
Highest Quarter Return	12.74%	September 30, 2010
Lowest Quarter Return	-10.72%	September 30, 2011
Year-to-Date Return	6.75%	September 30, 2016

Average Annual Returns

Unlike the returns in the bar chart, the returns in the table reflect the maximum applicable sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, but do not reflect the impact of state or local taxes. After-tax returns for Class A are shown in the table below and after-tax returns for other classes will vary. Actual after-tax returns may differ depending on your individual circumstances. The after-tax returns shown are not relevant if you hold your shares in a retirement account or in another tax-deferred arrangement, such as an employee benefit plan (profit sharing, 401(k), or 403(b) plan). Return After Taxes on Distributions and Sale of Fund Shares may be higher than other returns for the same period due to a tax benefit of realizing a capital loss upon the sale of fund shares.

For the periods ended December 31, 2015

Average Annual Total Returns{- Fidelity® Global Balanced Fund} - 10.31 Fidelity Global Balanced Fund - ATCI PRO-05 - Fidelity® Global Balanced Fund	Past 1 year	Past 5 years	Since Inception [1]	Inception Date
Fidelity Global Balanced Fund-Class A				Feb. 19, 2009
Fidelity Global Balanced Fund-Class A | Return Before Taxes	(6.79%)	2.96%	8.51%
Fidelity Global Balanced Fund-Class A | After Taxes on Distributions	(7.44%)	1.79%	7.52%	Feb. 19, 2009
Fidelity Global Balanced Fund-Class A | After Taxes on Distributions and Sales	(3.31%)	2.16%	6.71%	Feb. 19, 2009
Fidelity Global Balanced Fund-Class T				Feb. 19, 2009
Fidelity Global Balanced Fund-Class T | Return Before Taxes	(4.87%)	3.16%	8.61%
Fidelity Global Balanced Fund-Class C				Feb. 19, 2009
Fidelity Global Balanced Fund-Class C | Return Before Taxes	(2.88%)	3.34%	8.60%
Fidelity Global Balanced Fund- Class I				Feb. 19, 2009
Fidelity Global Balanced Fund- Class I | Return Before Taxes	(0.84%)	4.46%	9.76%
MSCI World Index(reflects no deduction for fees or expenses)	(0.44%)	8.03%	14.28%
Fidelity Global Balanced Composite Index℠(reflects no deduction for fees or expenses)	(1.46%)	4.91%	9.44%
[1]	From February 19, 2009

10.31 Fidelity Global Balanced Fund - ATCI PRO-05 | Fidelity® Global Balanced Fund | Fidelity Global Balanced Fund-Class A
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
10.31 Fidelity Global Balanced Fund - ATCI PRO-05 | Fidelity® Global Balanced Fund | Fidelity Global Balanced Fund-Class T
Class A and Class T purchases of $1 million or more will not be subject to a front-end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.